May 4, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:          SunAmerica Specialty Series

Securities Act File No. 333-111662

Investment Company Act File No. 811-21482

Post-Effective Amendment No. 20

Ladies and Gentlemen:

We are writing to you on behalf of SunAmerica Alternative Strategies Fund (the “Fund”), a series of SunAmerica Specialty Series (the “Trust”), in order to request selective review of Post-Effective Amendment No. 20 to the Trust’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

The Fund is incorporating changes to the Prospectus and Statement of Additional Information to reflect a change in the Fund’s principal investment strategy.  The staff recently reviewed the Fund in connection with the changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009.  The Fund’s prior filings on which the request for selective review is based are (i) Post-Effective Amendment No. 17 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, filed on December 24, 2009 and (ii) Post-Effective Amendment No. 18 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, filed on February 26, 2010.

The Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of the Fund’s registration statement limited to the disclosure items relating to the change in the Fund’s principal investment strategy, as discussed above.  Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212-649-8796 (tel) or 212-698-3599 (fax).

Very truly yours,

/s/ Kristin Hester
Kristin Hester